Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	As of June 30, 2024 and 2023, accounts receivable, net consisted of the following:
	As of June 30,
	2024	2023
Accounts receivable	$35,529,976	$42,353,884
Less: Doubtful allowance	(11,558,087)	(6,325,311)
	$23,971,889	$36,028,573

Schedule of Provisions for Doubtful Accounts of Accounts Receivable	Movement of allowance for doubtful accounts was as follows:
	For the Years Ended June 30,
	2024	2023	2022
Balance at beginning of the year	$6,325,311	$6,629,960	$806,140
Provision	5,468,134	209,761	6,072,933
Effects of foreign exchange rate	(235,358)	(514,410)	(249,113)
Balance at end of the year	$11,558,087	$6,325,311	$6,629,960